Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Principles of Consolidation

(a) Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP. The consolidated financial statements include the accounts of Pyxis and its wholly-owned subsidiaries (the Vessel-owning companies and Merger Sub). All intercompany balances and transactions have been eliminated upon consolidation.

Pyxis, as the holding company, determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under Accounting Standards Codification (“ASC”) 810 “Consolidation” a voting interest entity is an entity in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make financial and operating decisions. Pyxis consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%), of the voting interest. Variable interest entities (“VIE”) are entities as defined under ASC 810-10, that in general either do not have equity investors with voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company absorbs a majority of an entity’s expected losses, receives a majority of an entity’s expected residual returns, or both. The company with a controlling financial interest, known as the primary beneficiary, is required to consolidate the VIE. Pyxis evaluates all arrangements that may include a variable interest in an entity to determine if it may be the primary beneficiary, and would be required to include assets, liabilities and operations of a VIE in its consolidated financial statements. As of December 31, 2017, no such interest existed.

Use of Estimates

(b) Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from these estimates.

Comprehensive Income / (Loss)

(c) Comprehensive Income / (Loss): The Company follows the provisions of ASC 220 “Comprehensive Income”, which requires separate presentation of certain transactions which are recorded directly as components of equity. The Company had no transactions which affect comprehensive income / (loss) during the years ended December 31, 2015, 2016 and 2017 and, accordingly, comprehensive income / (loss) was equal to net income / (loss).

Foreign Currency Translation

(d) Foreign Currency Translation: The functional currency of the Company is the U.S. dollar as the Company’s vessels operate in international shipping markets and, therefore, primarily transact business in U.S. dollars. The Company’s accounting records are maintained in U.S. dollars. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. dollars at the exchange rates in effect at the balance sheet date. Resulting gains or losses are included in Vessel operating expenses in the accompanying consolidated statements of comprehensive income / (loss). All amounts in the financial statements are presented in thousand U.S. dollars rounded at the nearest thousand.

Commitments and Contingencies

(e) Commitments and Contingencies: Provisions are recognized when: the Company has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and a reliable estimate of the amount of the obligation can be made. Provisions are reviewed at each balance sheet date.

Insurance Claims Receivable

(f) Insurance Claims Receivable: The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets and for insured crew medical expenses. Insurance claim recoveries are recorded, net of any deductible amounts, at the time the Company’s fixed assets suffer insured damages or when crew medical expenses are incurred, recovery is probable under the related insurance policies and the claim is not subject to litigation.

Concentration of Credit Risk

(g) Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents and accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, with qualified financial institutions with high creditworthiness. The Company performs periodic evaluations of the relative creditworthiness of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable.

Cash and Cash Equivalents and Restricted Cash

(h) Cash and Cash Equivalents and Restricted Cash: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents. Restricted cash is associated with pledged retention accounts in connection with the loan repayments and minimum liquidity requirements under the loan agreements discussed in Note 7 and is presented separately in the accompanying consolidated balance sheets.

Income Taxation

(i) Income Taxation: Under the laws of the Republic of the Marshall Islands, the country of incorporation of the Vessel-owning companies, and/or the vessels’ registration, the Vessel-owning companies are not liable for any income tax on their income derived from shipping operations. Instead, a tax is levied depending on the countries where the vessels trade based on their tonnage, which is included in Vessel operating expenses in the accompanying consolidated statements of comprehensive income / (loss). The Vessel-owning companies with vessels that have called on the United States during the relevant year of operation are obliged to file tax returns with the Internal Revenue Service. The applicable tax is 50% of 4% of U.S. related gross transportation income unless an exemption applies. The Company believes that based on current legislation the relevant Vessel-owning companies are entitled to an exemption because they satisfy the relevant requirements, namely that (i) the related Vessel-owning companies are incorporated in a jurisdiction granting an equivalent exemption to U.S. corporations and (ii) over 50% of the ultimate stockholders of the vessel-owning companies are residents of a country granting an equivalent exemption to U.S. persons.

Inventories

(j) Inventories: Inventories consist of lubricants and bunkers (where applicable) on board the vessels, which are stated at the lower of cost and net realizable value. Cost is determined by the first-in, first-out (“FIFO”) method.

Trade Accounts Receivable, Net

(k) Trade Accounts Receivable, Net: The amount shown as receivables, at each balance sheet date, includes trade accounts receivable from charterers for hire, freight and demurrage billings, net of a provision for doubtful accounts, if any. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for overdue accounts receivable. The allowance for doubtful accounts at December 31, 2016 and 2017, was $100 and $96, respectively.

Advances for Vessels under Construction and Related Costs

(l) Advances for Vessels under Construction and Related Costs: This represents amounts expended by the Company in accordance with the terms of the construction contracts for its vessels, as well as other expenses incurred directly or under a management agreement with a related party in connection with onsite supervision. The carrying value of vessels under construction represents the accumulated costs at the balance sheet date. Costs components include payments for yard installments and variation orders, commissions to a related party, construction supervision, equipment, spare parts, capitalized interest, costs related to first time mobilization and commissioning costs.

Vessels, Net

(m) Vessels, Net: Vessels are stated at cost, which consists of the contract price and any material expenses incurred in connection with the acquisition (initial repairs, improvements, delivery expenses and other expenditures to prepare the vessel for her initial voyage, as well as professional fees directly associated with the vessel acquisition). Subsequent expenditures for major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise, these amounts are expensed as incurred.

The cost of each of the Company’s vessels is depreciated from the date of acquisition on a straight-line basis over the vessels’ remaining estimated economic useful life, after considering the estimated residual value. A vessel’s residual value is equal to the product of its lightweight tonnage and estimated scrap rate of $0.300 per ton. The Company estimates the useful life of the Company’s vessels to be 25 years from the date of initial delivery from the shipyard. In the event that future regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life will be adjusted at the date such regulations are adopted.

Impairment of Long Lived Assets

(n) Impairment of Long Lived Assets: The Company reviews its long lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable.

In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels’ future performance, with the significant assumptions relating to time charter equivalent rates by vessel type, vessels’ operating expenses, vessels’ capital expenditures, vessels’ residual value, fleet utilization and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations.

To the extent impairment indicators are present, the projected net operating cash flows are determined by considering the charter revenues from existing time charters for the fixed days and an estimated daily time charter rate for the unfixed days (based on recent market estimates for the first year and the most recent seven year historical average rates, where available thereafter, over the remaining estimated useful life of the vessels), expected outflows for vessels’ operating expenses, planned dry-docking and special survey expenditures, management fees expenditures which are adjusted every year, pursuant to the Company’s existing group management agreement, and fleet utilization of 98.0%, or 93.0% for the years including scheduled off-hire days for planned dry-dockings and vessel surveys, based on historical experience. The residual value used in the impairment test is estimated to be approximately $0.300 per lightweight ton in accordance with the vessels’ depreciation policy.

As of December 31, 2016, the Company obtained market valuations for all its vessels from reputable marine appraisers. Based on these valuations, the Company identified impairment indications for all of its vessels, except for the Pyxis Epsilon. More specifically, the market values of these vessels were, in aggregate, $15,751 lower than their carrying values, including any unamortized deferred charges relating to special survey costs, as of December 31, 2016. In this respect, the Company performed an impairment analysis to estimate the future undiscounted cash flows for each of these vessels. The analysis resulted in higher undiscounted cash flows than each vessel’s carrying value as of December 31, 2016, except for the Northsea Alpha and the Northsea Beta for which a total Vessel impairment charge of $3,998 was recorded as of December 31, 2016, of which $3,392 was charged against Vessels, net and $606 against Deferred charges, net (Notes 5, 6 and 10).

As of December 31, 2017, the Company obtained market valuations for all its vessels from reputable marine appraisers. Based on these valuations, the Company identified impairment indications for certain of its vessels. More specifically, the market values of these vessels were, in aggregate, $8,299 lower than their carrying values, including any unamortized deferred charges relating to special survey costs, as of December 31, 2017. In this respect, the Company performed an impairment analysis to estimate the future undiscounted cash flows for each of these vessels. The analysis resulted in higher undiscounted cash flows than each vessel’s carrying value as of December 31, 2017 and, accordingly, no adjustment to the vessels’ carrying values was required.

Accounting for Special Survey and Dry-docking Costs

(o) Accounting for Special Survey and Dry-docking Costs: The Company follows the deferral method of accounting for special survey and dry-docking costs, whereby actual costs incurred at the yard and parts used in the dry-docking or special survey, are deferred and are amortized on a straight-line basis over the period through the date the next survey is scheduled to become due. Costs deferred are limited to actual costs incurred at the shipyard and costs incurred in the dry-docking or special survey. If a dry-dock or a survey is performed prior to the scheduled date, any remaining unamortized balances of the previous dry-dock and survey are immediately written off. Unamortized dry-dock and survey balances of vessels that are sold are written-off and included in the calculation of the resulting gain or loss in the period of the vessel’s sale.

Financing Costs

(p) Financing Costs: Costs associated with new loans or refinancing of existing loans, including fees paid to lenders or required to be paid to third parties on the lender’s behalf for obtaining new loans or refinancing existing loans, are recorded as a direct deduction from the carrying amount of the debt liability. Such costs are deferred and amortized to Interest and finance costs in the consolidated statements of comprehensive income / (loss) during the life of the related debt using the effective interest method. Unamortized costs relating to loans repaid or refinanced, meeting the criteria of debt extinguishment, are expensed in the period the repayment or refinancing is made. Commitment fees relating to undrawn loan principal are expensed as incurred.

Revenue and Related Expenses

(q) Revenue and Related Expenses: The Company generates its revenues from charterers for the charter hire of its vessels. The vessels are chartered using primarily either spot charters, where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified charter rate, or time charters, where a contract is entered into for the use of a vessel for a specific period of time and a specified daily charter hire rate. If a charter agreement exists and collection of the related revenue is reasonably assured, revenue is recognized as it is earned ratably during the duration of the period of each spot or time charter. Revenues from time charter agreements providing for varying daily rates are accounted for as operating leases and thus are recognized on a straight line basis over the term of the time charter as service is performed. Revenue under spot charters is not recognized until a charter has been agreed, even if the vessel has discharged its previous cargo and is proceeding to an anticipated port of loading. Demurrage income represents payments by a charterer to a vessel owner when loading or discharging time exceeds the stipulated time in the spot charter and is recognized ratably as earned during the related spot charter’s duration period. Hire collected in advance includes cash received prior to the balance sheet date and is related to revenue earned after such date.

Voyage expenses, primarily consisting of commissions, port, canal and bunker expenses that are unique to a particular charter, are paid for by the charterer under time charter arrangements or by the Company under spot charter arrangements, except for commissions, which are always paid for by the Company, regardless of the charter type. All voyage and vessel operating expenses are expensed as incurred, except for commissions. Commissions are deferred and amortized over the related voyage period in a charter to the extent revenue has been deferred since commissions are earned as the Company’s revenues are earned.

Revenues for the years ended December 31, 2015, 2016 and 2017, deriving from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues), were as follows:

Charterer	2015	2016	2017
A	18%	—	15%
B	17%	12%	—
C	17%	20%	16%
D	—	14%	—
E	—	10%	—
F	—	—	18%
	52%	56%	49%

Fair Value Measurements

(r) Fair Value Measurements: The Company follows the provisions of Accounting Standard Update (“ASU”) 2015-07 “Fair Value Measurements and Disclosures”, Topic 820, which defines and provides guidance as to the measurement of fair value. This standard creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity’s own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy (Note 10).

Segment Reporting

(s) Segment Reporting: The Company reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers, i.e., spot or time charters. The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide (subject to certain agreed exclusions) and, as a result, the disclosure of geographic information is impracticable. As a result, management, reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one reportable segment.

Earnings / (Loss) Per Share

(t) Earnings / (loss) per Share: Basic earnings / (loss) per share are computed by dividing net income attributable to common equity holders by the weighted average number of shares of common stock outstanding. The computation of diluted earnings / (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised and is performed using the treasury stock method.

Stock Compensation

(u) Stock Compensation: The Company has a stock based incentive plan that covers directors and officers of the Company and its affiliates and its consultants and service providers. Awards granted are valued at fair value and compensation cost is recognized on a straight line basis, net of estimated forfeitures, over the requisite service period of each award. The fair value of restricted stock awarded to directors and officers of the Company at the grant date is equal to the closing stock price on that date and is amortized over the applicable vesting period using the straight-line method. The fair value of restricted stock awarded to non-employees is equal to the closing stock price at the grant date adjusted by the closing stock price at each reporting date and is amortized over the applicable performance period.

Going Concern

(v) Going Concern: The Company performs on a regular basis cash flow projections to evaluate whether it will be in a position to cover its liquidity needs for the next 12-month period and in compliance with the financial and security collateral cover ratio covenants under its existing debt agreements. In developing estimates of future cash flows, the Company makes assumptions about the vessels’ future performance, with significant assumptions relating to time charter equivalent rates by vessel type, vessels’ operating expenses, vessels’ capital expenditures, fleet utilization, the Company’s management fees and general and administrative expenses, and cash flow requirements for debt servicing. The assumptions used to develop estimates of future cash flows are based on historical trends as well as future expectations.

As of December 31, 2017, the Company had a working capital deficit of $8,636, defined as current assets minus current liabilities. As of the filing date of the consolidated financial statements, the Company believes that it will be in a position to cover its liquidity needs for the next 12-month period through cash generated from operations and will be in compliance with the financial and security collateral cover ratio covenants under its existing debt agreements as discussed in Note 7.

New Accounting Pronouncements

(w) New Accounting Pronouncements:

i) Revenue from Contracts with Customers: In May 2014, the Financial Accounting Standards Board (“FASB”) and the International Accounting Standards Board (“IASB”) (collectively, the “Boards”) jointly issued a standard that will supersede virtually all of the existing revenue recognition guidance in U.S. GAAP and International Financial Reporting Standards (“IFRS”). The standard establishes a five-step model that will apply to revenue earned from a contract with a customer (with limited exceptions), regardless of the type of revenue transaction or the industry. The standard’s requirements will also apply to the recognition and measurement of gains and losses on the sale of some non-financial assets that are not an output of the entity’s ordinary activities (e.g., sales of property, plant and equipment or intangibles). Extensive disclosures will be required, including disaggregation of total revenue, information about performance obligations, changes in contract asset and liability account balances between periods, and key judgments and estimates.

The guidance in ASU 2014-09 “Revenue from Contracts with Customers (Topic 606)” supersedes the revenue recognition requirements in Topic 605, “Revenue Recognition”, and most industry-specific guidance throughout the Industry Topics of the Codification. Additionally, this ASU supersedes some cost guidance included in Subtopic 605-35, “Revenue Recognition—Construction-Type and Production-Type Contracts”. In addition, the existing requirements for the recognition of a gain or loss on the transfer of nonfinancial assets that are not in a contract with a customer are amended to be consistent with the guidance on recognition and measurement (including the constraint on revenue) in this ASU. In August 2015, the FASB deferred by one year the effective date of the new guidance. The new revenue recognition standard will be effective for public business entities for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Nonpublic entities will be required to adopt the standard for annual reporting periods beginning after 15 December 2018, and interim reporting periods within annual reporting periods beginning after December 15, 2019. Public and nonpublic entities will be permitted to adopt the standard as early as the original public entity effective date (i.e., annual reporting periods beginning after December 15, 2016 and interim periods therein). In 2016, the FASB issued two updates with respect to Topic 606: ASU 2016-10, “Revenue from Contracts with Customers: Identifying Performance Obligations and Licensing” and ASU 2016-12, “Revenue from Contracts with Customers: Narrow-Scope Improvements and Practical Expedients.” The amendments in these updates do not change the core principle of the guidance in Topic 606. The amendments in update 2016-10 clarify the following two aspects of Topic 606: i) identifying performance obligations and ii) licensing implementation guidance. The amendments in update 2016-12 similarly affect only certain narrow aspects of Topic 606; namely, i) “Assessing the Collectability Criterion and Accounting for Contracts That Do Not Meet the Criteria for Step 1,” ii) “Presentation of Sales Taxes and Other Similar Taxes Collected from Customers,” iii) “Noncash Consideration,” iv) “Contract Modifications at Transition,” v) “Completed Contracts at Transition,” and vi) “Technical Correction.” The effective date and transition requirements for the amendments in these updates are the same as the effective date and transition requirements in Topic 606. Early adoption prior to that date will not be permitted.

The Company expects that the adoption of ASU 2014-09 may result in a change in the method of recognizing revenue from spot charters, whereby the Company’s method of determining proportional performance will change from discharge-to-discharge (assuming a new charter has been agreed before the completion of the previous spot charter) to load-to-discharge. This will result in no revenue being recognized from discharge of the prior spot charter to loading of the current spot charter and all revenue being recognized from loading of the current spot charter to discharge of the current spot charter. This change will result in revenue being recognized later in the voyage, which may cause additional volatility in revenue and earnings between periods. The Company will adopt the standard as of January 1, 2018 and is expecting that the adoption will not have a material effect on its consolidated financial statements, other than additional revenue disclosures in the notes to the consolidated financial statements, for the vessels employed under time charter agreements, since in these cases revenue is accounted under the lease standard. As of December 31, 2017, there were no vessels employed under voyage charters and in this respect, there will be no effect in revenue recognition as of that date.

ii) Leases: In February 2016, the FASB issued ASU 2016-02 Leases (Topic 842) which provides new guidance related to accounting for leases and supersedes existing U.S. GAAP on lease accounting. The ASU will require organizations that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases, unless the lease is a short term lease. Public business entities should apply the amendments in ASU 2016-02 for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted for all public business entities upon issuance. Lessees (for capital and operating leases) and lessors (for sales-type, direct financing, and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees and lessors may not apply a full retrospective transition approach. The Company is in the process of assessing the impact of the new standard on the Company’s consolidated financial position and performance.

iii) Classification of Certain Cash Payments and Cash Receipts: In August 2016, the FASB issued the ASU 2016-15 – classification of certain cash payments and cash receipts. This ASU addresses certain cash flow issues with the objective of reducing the existing diversity in practice. This update is effective for public entities with reporting periods beginning after December 15, 2017, including interim periods within those years. Early adoption is permitted, including adoption in an interim period. It must be applied retrospectively to all periods presented but may be applied prospectively from the earliest date practicable, if retrospective application would be impracticable. The Company believes that the implementation of this update will not have any material impact on its financial statements and has not elected early adoption.

iv) Restricted Cash: In November 2016 the FASB issued the ASU 2016-18 – Restricted cash. This ASU requires that a statement of cash flows explains the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning of period and end of period total amounts shown on the statement of cash flows. This update is effective for public entities with reporting periods beginning after December 15, 2017, including interim periods within those years. Early adoption is permitted, including adoption in an interim period. The implementation of this update affects disclosures only and has no impact on the Company’s consolidated balance sheet and consolidated statement of comprehensive income / (loss). The Company has not elected early adoption.

(v) Business Combinations: In January 2017, FASB issued the ASU 2017-01 Business Combinations to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisition (or disposals) of assets or businesses. Under current implementation guidance the existence of an integrated set of acquired activities (inputs and processes that generate outputs) constitutes an acquisition of business. This ASU provides a screen to determine when a set of assets and activities does not constitute a business. The screen requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. This update is effective for public entities with reporting periods beginning after December 15, 2017, including interim periods within those years. The amendments of this ASU should be applied prospectively on or after the effective date. Early adoption is permitted, including adoption in an interim period 1) for transactions for which the acquisition date occurs before the issuance date or effective date of the ASU, only when the transaction has not been reported in financial statements that have been issued or made available for issuance and 2) for transactions in which a subsidiary is deconsolidated or a group of assets is derecognized that occur before the issuance date or effective date of the amendments, only when the transaction has not been reported in financial statements that have been issued or made available for issuance. As there are no ongoing or planned business combinations, the Company expects that the implication of this update will not have any material impact on its consolidated financial position and performance.